Related Party Disclosures - Summary of Aggregate Gains on LTIP Shares Exercised (Parenthetical) (Details) - Long Term Incentive Plan	12 Months Ended
Dec. 31, 2019 GBP (£)
Nicandro Durante
Disclosure Of Transactions Between Related Parties [Line Items]
Cost of options	£ 0
Ben Stevens
Disclosure Of Transactions Between Related Parties [Line Items]
Cost of options	£ 0